Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2024
Sharebased compensation
Schedule of stock options granted
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.59
Granted	54,308	26.24
Exercised	(1,446)	97.50
Cancelled	(47,358)	95.84
Expired	(904)	352.83
Outstanding as at September 30, 2024	42,456	6.97
Exercisable as at September 30, 2024	34,123	7.30
	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	6,439	241.15
Granted	38,277	98.80
Forfeited	(1,900)	135.85
Exercised	(323)	84.50
Expired	(3,516)	303.55
Outstanding as at September 30, 2023	38,977	102.70
Exercisable as at September 30, 2023	37,546	100.10

Schedule of fair values of options granted using the Black-Scholes option pricing model
	2024	2023
Grant date share price	C$2.84 - C$72.15	C$83.20 - $C161.20
Exercise price	C$5.25 - C$97.50	C$84.50 - $C159.25
Expected dividend yield	—	—
Risk free interest rate	2.91% - 4.20%	2.88% - 3.99%
Expected life	2.00 years	2.91 – 5.00 years
Expected volatility	66% - 103%	95% - 110%

summary of Companyshare options outstanding
Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	1.41	154.39	228
156.55	228	1.48	156.55	228
5.60	12,500	1.93	5.60	4,167
5.25	29,500	1.99	5.25	29,500
6.97	42,456	1.97	7.30	34,123

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model
Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	41,036
Converted to common shares	(8,346)
Outstanding as at September 30, 2024	32,690

Schedule of share-based compensation
	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Share options	31,547	5,797	200,814	1,925,492
RSUs	33,877	—	33,877	—
PSUs	—	—	—	458,253
Shares for services	—	16,000	—	16,000
Warrants for services	—	98,063	—	1,330,043
Other (i)	—	6,303	—	6,303
	65,424	126,163	234,691	3,736,091